Mineral property interests (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 08, 2018	Aug. 31, 2015	Dec. 31, 2018
Mineral property interests [Line Items]
Gains (losses) on disposals of investments				$ 400,000
Royalty Pass Through Payments Description				20% of any royalty payment received for any calendar quarter up to and including December 31, 2029; 15% of any royalty payment received for any calendar quarter commencing January 1, 2030 up to and including the quarter ending December 31, 2034; and 10% of any royalty payment received for any calendar quarter commencing January 1, 2035 up to and including the quarter ending December 31, 2039.
Candentes Copper Cop [Member]
Mineral property interests [Line Items]
Royalty Payable percent			0.50%
Proportion of ownership interest in subsidiary			100.00%
Investments in subsidiaries			$ 500,000
Gains (losses) on disposals of investments		$ 353,000
Consideration paid (received)		$ 1,000,000
Anglo Pacific [Member]
Mineral property interests [Line Items]
Weighted Average Share Price Discription		trading share price at GBP1.57 ($2.09) per common share. The common shares received have been designated as FVTPL
Consideration paid (received)	$ 1,000,000
Anglo Pacific [Member] | Equity Acquired In Business Combination [Member]
Mineral property interests [Line Items]
Disposal Consideration Number of Shares Received	478,951